Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	May 07, 2024	May 06, 2024 USD ($) $ / shares	Feb. 22, 2024	Feb. 20, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We generally schedule Board and Committee meetings at least a year in advance and, as noted above, make annual equity awards to our NEOs at around the same time every year.
Name	Grant Date	Number of Securities Underlying the Awards	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of the Securities
Underlying the Award Between
the Trading Day Ending Immediately
Prior to the Disclosure of
Material Nonpublic Information
and the Trading Day Beginning
Immediately Following the
Disclosure of Material
Nonpublic Information

J. Farshchi	2/20/2024	2,494	$257.85	$199,997	(0.41)%1	3.48%1
C. Borton	5/6/2024	12,097	$231.34	$870,340	4.27%2	1.28%2

1
On February 20, 2024, Jamil Farshchi received an equity award, including a grant of stock options, in connection with his promotion to Chief Technology Officer. The Company filed a Current Report on Form 8-K on February 20, 2024 to disclose the resignation of the Company’s Executive Vice President, Chief Technology, Product and Data & Analytics Officer and the promotion of Mr. Farshchi to Chief Technology Officer (the “2/20/24 Form 8-K”). The Company also filed its Annual Report on Form 10-K on February 22, 2024 (the “Form 10-K”). The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the 2/20/24 Form 8-K and the trading day beginning immediately following the furnishing of the 2/20/24 Form 8-K is (0.41)%. The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the Form 10-K and the trading day beginning immediately following the filing of the Form 10-K is 3.48%.

2
On May 6, 2024, Chad Borton received his 2024 annual LTI award, including a grant of stock options, following his hiring as Executive Vice President, President, Workforce Solutions. The Company filed a Current Report on Form 8-K on May 6, 2024 to disclose Mr. Borton’s hiring (the “5/6/24 Form 8-K”). The Company also filed a Current Report on Form 8-K on May 7, 2024 to disclose the voting results of its 2024 Annual Meeting of Shareholders and the appointment of Barbara Larson to the Board (the “5/7/24 Form 8-K”). The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the 5/6/24 Form 8-K and the trading day beginning immediately following the furnishing of the 5/6/24 Form 8-K is 4.27%. The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the 5/7/24 Form 8-K and the trading day beginning immediately following the filing of the 5/7/24 Form 8-K is 1.28%.

Award Timing Method	We generally schedule Board and Committee meetings at least a year in advance and, as noted above, make annual equity awards to our NEOs at around the same time every year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of Securities Underlying the Awards	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of the Securities
Underlying the Award Between
the Trading Day Ending Immediately
Prior to the Disclosure of
Material Nonpublic Information
and the Trading Day Beginning
Immediately Following the
Disclosure of Material
Nonpublic Information

J. Farshchi	2/20/2024	2,494	$257.85	$199,997	(0.41)%1	3.48%1
C. Borton	5/6/2024	12,097	$231.34	$870,340	4.27%2	1.28%2

1
On February 20, 2024, Jamil Farshchi received an equity award, including a grant of stock options, in connection with his promotion to Chief Technology Officer. The Company filed a Current Report on Form 8-K on February 20, 2024 to disclose the resignation of the Company’s Executive Vice President, Chief Technology, Product and Data & Analytics Officer and the promotion of Mr. Farshchi to Chief Technology Officer (the “2/20/24 Form 8-K”). The Company also filed its Annual Report on Form 10-K on February 22, 2024 (the “Form 10-K”). The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the 2/20/24 Form 8-K and the trading day beginning immediately following the furnishing of the 2/20/24 Form 8-K is (0.41)%. The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the Form 10-K and the trading day beginning immediately following the filing of the Form 10-K is 3.48%.

2
On May 6, 2024, Chad Borton received his 2024 annual LTI award, including a grant of stock options, following his hiring as Executive Vice President, President, Workforce Solutions. The Company filed a Current Report on Form 8-K on May 6, 2024 to disclose Mr. Borton’s hiring (the “5/6/24 Form 8-K”). The Company also filed a Current Report on Form 8-K on May 7, 2024 to disclose the voting results of its 2024 Annual Meeting of Shareholders and the appointment of Barbara Larson to the Board (the “5/7/24 Form 8-K”). The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the 5/6/24 Form 8-K and the trading day beginning immediately following the furnishing of the 5/6/24 Form 8-K is 4.27%. The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the 5/7/24 Form 8-K and the trading day beginning immediately following the filing of the 5/7/24 Form 8-K is 1.28%.

J. Farshchi [Member]
Awards Close in Time to MNPI Disclosures
Name					J. Farshchi
Underlying Securities					2,494
Exercise Price | $ / shares					$ 257.85
Fair Value as of Grant Date | $					$ 199,997
Underlying Security Market Price Change				3.48	(0.41)
C. Borton [Member]
Awards Close in Time to MNPI Disclosures
Name			C. Borton
Underlying Securities			12,097
Exercise Price | $ / shares			$ 231.34
Fair Value as of Grant Date | $			$ 870,340
Underlying Security Market Price Change		1.28	4.27